Quarterly Report
July 31, 2019
MFS®  Corporate Bond Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace – 2.8%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$11,950,000	$12,248,272
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	21,957,000	22,950,442
Lockheed Martin Corp., 3.55%, 1/15/2026	7,857,000	8,377,783
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	31,732,289
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	27,613,933
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	21,940,899
		$124,863,618
Apparel Manufacturers – 0.4%
Tapestry, Inc., 4.125%, 7/15/2027	$17,406,000	$17,706,333
Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	$792,220	$765,861
Greenwich Capital Commercial Funding Corp., 5.821%, 7/10/2038	466,717	469,312
JPMorgan Chase Commercial Mortgage Securities Corp., 5.765%, 7/15/2042 (n)(q)	1,240,046	845,841
Lehman Brothers Commercial Conduit Mortgage Trust, 0.951%, 2/18/2030 (i)	156,419	2
		$2,081,016
Automotive – 2.7%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$13,645,000	$14,497,812
General Motors Co., 5.15%, 4/01/2038	2,439,000	2,452,162
General Motors Co., 6.25%, 10/02/2043	10,919,000	11,826,476
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	10,486,167
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,641,630
Lear Corp., 5.25%, 1/15/2025	15,224,000	15,781,194
Lear Corp., 3.8%, 9/15/2027	36,241,000	35,941,844
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	20,571,000	21,161,258
		$118,788,543
Broadcasting – 1.1%
Discovery, Inc., 4.125%, 5/15/2029	$7,075,000	$7,388,183
Fox Corp., 4.03%, 1/25/2024 (n)	5,337,000	5,651,743
Fox Corp., 5.476%, 1/25/2039 (n)	13,338,000	15,804,036
Netflix, Inc., 4.875%, 4/15/2028	19,061,000	19,692,395
		$48,536,357
Brokerage & Asset Managers – 2.4%
Charles Schwab Corp., 3.85%, 5/21/2025	$22,971,000	$24,511,548
E*TRADE Financial Corp., 2.95%, 8/24/2022	10,906,000	10,984,973
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,702,604
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	19,865,000	19,892,156
Intercontinental Exchange, Inc., 4%, 10/15/2023	14,230,000	15,083,473
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,952,000	9,537,103
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	16,712,000	17,291,733
		$104,003,590
Building – 2.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$16,518,522
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	7,875,211
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	8,040,816
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	14,240,872
Masco Corp., 4.45%, 4/01/2025	3,390,000	3,619,834
Masco Corp., 4.375%, 4/01/2026	11,202,000	11,876,087
Masco Corp., 4.5%, 5/15/2047	12,265,000	11,916,483
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	19,295,438
		$93,383,263

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 2.6%
Equinix, Inc., 5.75%, 1/01/2025	$13,055,000	$13,495,998
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,505,270
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,470,872
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	13,765,325
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	7,351,524
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	14,440,000	16,372,442
Fiserv, Inc., 2.7%, 6/01/2020	6,911,000	6,921,156
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	14,542,891
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	16,316,683
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,413,200
MSCI, Inc., 5.375%, 5/15/2027 (n)	15,000,000	15,923,700
		$117,079,061
Cable TV – 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$19,932,000	$23,524,896
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	22,215,000	23,384,775
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	11,962,562
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	3,670,000	3,836,084
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,698,356
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	20,837,300
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	9,411,110
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	6,667,365
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,810,934
		$115,133,382
Chemicals – 0.8%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$11,552,000	$11,463,860
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	10,365,770
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	12,736,254
		$34,565,884
Computer Software – 2.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$27,891,000	$29,184,202
Microsoft Corp., 3.45%, 8/08/2036	20,000,000	21,194,979
Microsoft Corp., 4.1%, 2/06/2037	13,500,000	15,435,653
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,715,875
VeriSign, Inc., 4.75%, 7/15/2027	22,901,000	24,090,249
		$97,620,958
Computer Software - Systems – 1.3%
Apple, Inc., 3.2%, 5/11/2027	$31,231,000	$32,536,327
Apple, Inc., 4.5%, 2/23/2036	10,000,000	11,843,339
Apple, Inc., 3.85%, 8/04/2046	8,346,000	8,930,370
Apple, Inc., 4.25%, 2/09/2047	4,778,000	5,402,133
		$58,712,169
Conglomerates – 1.6%
Roper Technologies, Inc., 3%, 12/15/2020	$24,787,000	$24,932,394
Roper Technologies, Inc., 4.2%, 9/15/2028	12,199,000	13,229,066
United Technologies Corp., 4.125%, 11/16/2028	9,190,000	10,155,766
Wabtec Corp., 4.95%, 9/15/2028	16,536,000	17,855,961
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	6,283,000	6,600,405
		$72,773,592
Consumer Products – 0.4%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$16,079,000	$16,309,086

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 2.5%
IHS Markit Ltd., 3.625%, 5/01/2024	$5,742,000	$5,889,569
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	6,327,792
IHS Markit Ltd., 4.25%, 5/01/2029	8,611,000	9,074,272
Priceline Group, Inc., 3.65%, 3/15/2025	6,166,000	6,482,898
Priceline Group, Inc., 3.6%, 6/01/2026	18,768,000	19,710,933
Priceline Group, Inc., 3.55%, 3/15/2028	19,096,000	20,125,442
Service Corp. International, 5.125%, 6/01/2029	18,430,000	19,426,372
Visa, Inc., 4.15%, 12/14/2035	12,578,000	14,635,348
Visa, Inc., 3.65%, 9/15/2047	9,718,000	10,560,913
		$112,233,539
Containers – 0.8%
Ball Corp., 4%, 11/15/2023	$11,867,000	$12,312,012
Ball Corp., 5.25%, 7/01/2025	19,221,000	20,926,864
		$33,238,876
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 3.25%, 9/08/2024	$16,437,000	$16,396,303
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	17,912,538
		$34,308,841
Electronics – 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$51,503,000	$50,380,090
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	11,864,000	11,146,391
Broadcom, Inc., 4.25%, 4/15/2026 (n)	23,498,000	23,677,493
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,342,322
		$96,546,296
Emerging Market Quasi-Sovereign – 0.7%
Petrobras Global Finance B.V., 6.9%, 3/19/2049	$27,102,000	$30,413,864
Energy - Integrated – 1.0%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$14,052,000	$15,517,664
Eni S.p.A., 4.25%, 5/09/2029 (n)	12,206,000	12,950,381
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	17,788,219
		$46,256,264
Entertainment – 0.5%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$22,855,824
Financial Institutions – 1.5%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$11,687,000	$12,552,315
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	29,033,000	29,100,983
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	11,986,610
International Lease Finance Corp., 5.875%, 8/15/2022	13,000,000	14,155,486
		$67,795,394
Food & Beverages – 4.0%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$8,888,000	$9,566,645
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	8,822,000	9,527,056
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	10,639,000	13,207,294
Conagra Brands, Inc., 5.3%, 11/01/2038	3,584,000	3,984,232
Conagra Brands, Inc., 5.4%, 11/01/2048	7,367,000	8,265,211
Constellation Brands, Inc., 3.2%, 2/15/2023	17,602,000	17,964,788
Constellation Brands, Inc., 4.25%, 5/01/2023	37,599,000	39,755,125
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	10,967,243
Danone S.A., 2.589%, 11/02/2023 (n)	23,885,000	24,001,207
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	17,787,000	19,174,386
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	14,199,270

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Tyson Foods, Inc., 4.5%, 6/15/2022	$6,026,000	$6,354,683
		$176,967,140
Forest & Paper Products – 0.1%
International Paper Co., 6%, 11/15/2041	$3,640,000	$4,335,917
Gaming & Lodging – 2.6%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$27,549,048
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	5,895,000	6,385,464
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	8,944,000	9,291,564
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030 (n)	17,700,000	18,186,750
Las Vegas Sands Corp., 3.9%, 8/08/2029	16,926,000	17,130,631
Marriott International, Inc., 4%, 4/15/2028	33,912,000	35,799,959
		$114,343,416
Health Maintenance Organizations – 0.4%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$17,420,000	$18,499,039
Insurance – 0.5%
American International Group, Inc., 3.875%, 1/15/2035	$4,195,000	$4,263,183
American International Group, Inc., 4.7%, 7/10/2035	7,821,000	8,682,322
American International Group, Inc., 4.5%, 7/16/2044	10,351,000	11,069,174
		$24,014,679
Insurance - Health – 1.2%
Centene Corp., 5.375%, 6/01/2026 (n)	$23,615,000	$24,943,344
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	21,243,222
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	6,966,553
		$53,153,119
Insurance - Property & Casualty – 2.0%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$27,084,807
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	6,920,000	7,053,252
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,172,961
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	5,333,000	5,981,406
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	8,817,963
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,040,921
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	13,978,000	16,333,272
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	7,167,943
		$87,652,525
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$9,655,056
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	17,240,639
		$26,895,695
Major Banks – 15.9%
Bank of America Corp., 2.738%, 1/23/2022	$45,281,000	$45,417,584
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	17,201,000	17,453,385
Bank of America Corp., 3.004%, 12/20/2023	1,782,000	1,806,726
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	15,868,076
Bank of America Corp., 4.45%, 3/03/2026	4,537,000	4,886,980
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	19,930,759
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	26,557,246
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	16,304,905
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	7,809,937
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	18,007,000	19,651,039
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	22,420,000	23,769,684
Bank of New York Mellon Corp., 2.95%, 1/29/2023	52,612,000	53,631,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of New York Mellon Corp., 3.442%, 2/07/2028	$7,479,000	$7,815,186
HSBC Holdings PLC, 3.4%, 3/08/2021	13,677,000	13,864,740
HSBC Holdings PLC, 4.375%, 11/23/2026	10,488,000	11,155,346
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	14,966,159
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	27,906,741
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	31,827,994
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	9,281,171
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	37,195,260
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	19,731,894
JPMorgan Chase & Co., 3.964%, 11/15/2048	12,400,000	13,282,773
JPMorgan Chase & Co., 3.897%, 1/23/2049	20,011,000	21,314,124
JPMorgan Chase & Co., 6.75%, 1/29/2049	15,247,000	16,911,896
Morgan Stanley, 2.5%, 4/21/2021	5,620,000	5,630,709
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	5,977,031
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	32,377,656
Morgan Stanley, 3.125%, 1/23/2023	22,096,000	22,508,401
Morgan Stanley, 4.431%, 1/23/2030	8,224,000	9,096,281
Royal Bank of Canada, 2.55%, 7/16/2024	57,450,000	57,433,495
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	33,791,000	34,521,526
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	19,014,000	19,444,403
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	6,068,000	6,521,942
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,504,229
Wells Fargo & Co., 3.75%, 1/24/2024	19,565,000	20,499,748
		$701,856,275
Medical & Health Technology & Services – 4.0%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$1,460,000	$1,530,830
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	8,602,451
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	29,929,088
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,566,911
HCA, Inc., 5.25%, 6/15/2026	8,407,000	9,328,748
HCA, Inc., 5.875%, 2/01/2029	13,893,000	15,508,061
HCA, Inc., 5.125%, 6/15/2039	3,223,000	3,384,795
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	16,800,000	17,511,984
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	16,333,597
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	4,951,089
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	8,757,018
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,643,482
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	14,706,502
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	27,051,000	29,014,096
		$176,768,652
Medical Equipment – 2.4%
Abbott Laboratories, 2.9%, 11/30/2021	$30,627,000	$31,015,572
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	26,275,575
Boston Scientific Corp., 3.75%, 3/01/2026	10,442,000	11,040,391
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,123,528
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	20,267,000	20,941,433
Zimmer Biomet Holdings, Inc., FLR, 3.168% (LIBOR - 3mo. + 0.75%), 3/19/2021	13,874,000	13,874,789
		$105,271,288
Metals & Mining – 1.3%
Glencore Funding LLC, 3%, 10/27/2022 (n)	$2,911,000	$2,924,391
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,434,400
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	10,188,000	10,282,748
Steel Dynamics, Inc., 5%, 12/15/2026	21,989,000	22,978,505
Vale Overseas Ltd., 6.875%, 11/21/2036	8,894,000	10,760,495
		$59,380,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 3.7%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,386,083
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	13,751,099
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	7,949,000	7,985,116
Enterprise Products Operating LLC, 4.2%, 1/31/2050	14,055,000	14,327,208
MPLX LP, 4.5%, 4/15/2038	12,937,000	13,098,149
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	40,358,561
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	10,865,000	11,804,352
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	15,076,518
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,084,000	7,721,746
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	14,063,055
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)	21,726,000	21,970,852
		$165,542,739
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$1,276,000	$1,350,876
Natural Gas - Distribution – 1.6%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,317,480
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,844,977
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	10,837,109
Sempra Energy, 3.25%, 6/15/2027	42,879,000	43,053,986
		$70,053,552
Network & Telecom – 1.0%
AT&T, Inc., 3.8%, 3/01/2024	$15,387,000	$16,153,146
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	13,847,131
AT&T, Inc., 5.35%, 12/15/2043	4,056,000	4,510,125
AT&T, Inc., 5.15%, 11/15/2046	4,012,000	4,444,239
AT&T, Inc., 5.65%, 2/15/2047	4,148,000	4,911,863
		$43,866,504
Oils – 1.9%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$11,333,000	$11,462,930
Marathon Petroleum Corp., 4.75%, 9/15/2044	16,090,000	16,895,470
Marathon Petroleum Corp., 4.5%, 4/01/2048	17,824,000	17,882,008
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	20,772,990
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	18,838,630
		$85,852,028
Other Banks & Diversified Financials – 1.6%
Capital One Financial Corp., 3.75%, 4/24/2024	$5,016,000	$5,276,671
Capital One Financial Corp., 3.3%, 10/30/2024	36,018,000	37,292,018
Discover Bank, 7%, 4/15/2020	17,724,000	18,269,161
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	6,746,000	7,092,960
Macquarie Bank Ltd. of London, 6.125%, 12/31/2165 (n)	4,524,000	4,498,575
		$72,429,385
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc., 4.9%, 8/28/2028	$30,037,000	$33,274,025
Pollution Control – 1.0%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$6,570,355
Republic Services, Inc., 2.5%, 8/15/2024	13,800,000	13,778,042
Republic Services, Inc., 3.95%, 5/15/2028	22,233,000	24,164,619
		$44,513,016
Precious Metals & Minerals – 0.3%
Teck Resources Ltd., 6.25%, 7/15/2041	$13,526,000	$15,292,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$4,058,000	$4,252,064
Retailers – 1.5%
Best Buy Co., Inc., 5.5%, 3/15/2021	$17,673,000	$18,377,966
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	5,930,165
Dollar Tree, Inc., 4%, 5/15/2025	15,955,000	16,627,618
Dollar Tree, Inc., 4.2%, 5/15/2028	7,633,000	7,953,633
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,459,947
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	10,143,940
		$66,493,269
Specialty Chemicals – 0.1%
Ecolab, Inc., 4.35%, 12/08/2021	$3,263,000	$3,413,833
Telecommunications - Wireless – 4.0%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$8,420,671
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,123,402
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	20,155,473
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	12,927,225
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	22,591,620
American Tower Corp., REIT, 3.8%, 8/15/2029	10,621,000	10,990,362
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	4,958,734
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	17,218,871
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	16,723,792
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	9,854,465
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	9,172,849
SBA Tower Trust, 2.898%, 10/15/2044 (n)	9,621,000	9,622,207
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	22,626,629
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	9,592,740
		$178,979,040
Tobacco – 0.2%
Reynolds American, Inc., 3.25%, 6/12/2020	$1,586,000	$1,594,250
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,604,374
		$7,198,624
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$6,125,331
U.S. Treasury Obligations – 5.6%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$56,847,000	$67,425,871
U.S. Treasury Bonds, 3%, 2/15/2048	163,417,100	178,909,808
		$246,335,679
Utilities - Electric Power – 6.1%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$5,432,000	$6,252,823
Duke Energy Corp., 3.75%, 9/01/2046	11,123,000	11,064,498
Duke Energy Corp., 4.2%, 6/15/2049	27,233,000	29,163,051
Duke Energy Progress LLC, 3.45%, 3/15/2029	11,143,000	11,840,292
EDP Finance B.V., 5.25%, 1/14/2021 (n)	4,828,000	4,998,428
EDP Finance B.V., 3.625%, 7/15/2024 (n)	10,744,000	11,098,509
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	34,129,000	34,185,394
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	8,585,000	8,713,775
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	10,019,518
Eversource Energy, 2.9%, 10/01/2024	18,060,000	18,356,711
Exelon Corp., 3.497%, 6/01/2022	17,819,000	18,243,384
FirstEnergy Corp., 3.9%, 7/15/2027	9,834,000	10,393,418
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	11,886,000	12,204,607
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	20,319,000	21,302,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	$12,862,000	$12,922,580
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,958,000	7,053,672
PPL Capital Funding, Inc., 5%, 3/15/2044	3,193,000	3,610,706
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	20,271,899
Southern Co., 2.95%, 7/01/2023	6,880,000	7,024,625
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	11,439,062
		$270,159,572
Total Bonds		$4,329,475,773
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 2.31% (v)	57,724,495	$57,724,495

Other Assets, Less Liabilities – 1.0%		42,223,924
Net Assets – 100.0%		$4,429,424,192
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $57,724,495 and $4,329,475,773, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $694,698,132, representing 15.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	$792,220	$765,861
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Derivative Contracts at 7/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	1,400	$217,831,250	September – 2019	$7,344,820
U.S. Treasury Note 2 yr	Long	USD	1,400	300,168,750	September – 2019	891,904
						$8,236,724

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	2,850	$363,152,344	September – 2019	$(6,378,371)
U.S. Treasury Note Ultra 10 yr	Short	USD	1,100	151,628,125	September – 2019	(3,768,078)
						$(10,146,449)
At July 31, 2019, the fund had liquid securities with an aggregate value of $2,729,193 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$246,335,679	$—	$246,335,679
Non-U.S. Sovereign Debt	—	30,413,865	—	30,413,865
U.S. Corporate Bonds	—	3,519,293,321	—	3,519,293,321
Residential Mortgage-Backed Securities	—	1,350,876	—	1,350,876
Commercial Mortgage-Backed Securities	—	1,315,155	—	1,315,155
Asset-Backed Securities (including CDOs)	—	765,861	—	765,861
Foreign Bonds	—	530,001,016	—	530,001,016
Mutual Funds	57,724,495	—	—	57,724,495
Total	$57,724,495	$4,329,475,773	$—	$4,387,200,268
Other Financial Instruments
Futures Contracts - Assets	$8,236,724	$—	$—	$8,236,724
Futures Contracts - Liabilities	(10,146,449)	—	—	(10,146,449)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,124,607	$253,696,646	$313,093,564	$(589)	$(2,605)	$57,724,495
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$469,016	$—